Acquisition of Joaquin Mineral Interests - Additional Information (Detail) (Joaquin Project - Argentina [Member], USD $) In Millions, unless otherwise specified	Dec. 21, 2012	Dec. 20, 2012
Joaquin Project - Argentina [Member]
Business Acquisition [Line Items]
Shares of Coeur common stocked exchanged for acquisition	$ 1.3
Cash payment made for acquisition	30.0
Liabilities assumed	$ 0.1
Ownership interest percentage before acquisition		51.00%